Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 19,132,999	¥ 18,094,439
Gross unrealized gains, available-for-sale securities		40,504	45,923
Gross unrealized losses, available-for-sale securities		60,551	6,446
Fair value, available-for-sale securities		19,112,952	18,133,916
Amortized cost, held-to-maturity securities		862,031	1,604,104
Gross unrealized gains, held-to-maturity securities		14,602	19,907
Gross unrealized losses, held-to-maturity securities		1,303	14,423
Total		875,330	1,609,588
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		12,651,677	11,888,510
Gross unrealized gains, available-for-sale securities		1,319	11,259
Gross unrealized losses, available-for-sale securities		50,224	2,998
Fair value, available-for-sale securities		12,602,772	11,896,771
Amortized cost, held-to-maturity securities		479,936	1,119,899
Gross unrealized gains, held-to-maturity securities		13,357	19,907
Gross unrealized losses, held-to-maturity securities
Total		493,293	1,139,806
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		272,412	208,308
Gross unrealized gains, available-for-sale securities		649	1,671
Gross unrealized losses, available-for-sale securities		494	87
Fair value, available-for-sale securities		272,567	209,892
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		927,172	1,008,903
Gross unrealized gains, available-for-sale securities		7,733	644
Gross unrealized losses, available-for-sale securities		0	231
Fair value, available-for-sale securities		934,905	1,009,316
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,408,009	1,341,564
Gross unrealized gains, available-for-sale securities		3,273	758
Gross unrealized losses, available-for-sale securities		202	455
Fair value, available-for-sale securities		1,411,080	1,341,867
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	494,958	530,540
Gross unrealized gains, available-for-sale securities	[1]	10,490	14,524
Gross unrealized losses, available-for-sale securities	[1],[2]	434	593
Fair value, available-for-sale securities	[1]	505,014	544,471
Amortized cost, held-to-maturity securities	[3]	382,095	484,205
Gross unrealized gains, held-to-maturity securities	[3]	1,245
Gross unrealized losses, held-to-maturity securities	[3]	1,303	14,423
Total	[3]	382,037	469,782
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		83,077	99,904
Gross unrealized gains, available-for-sale securities		1,405	1,420
Gross unrealized losses, available-for-sale securities		151	191
Fair value, available-for-sale securities		84,331	101,133
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		609,559	495,313
Gross unrealized gains, available-for-sale securities		5,551	4,914
Gross unrealized losses, available-for-sale securities		106	104
Fair value, available-for-sale securities		615,004	500,123
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,836,540	1,743,309
Gross unrealized gains, available-for-sale securities		7,489	7,686
Gross unrealized losses, available-for-sale securities		8,772	1,561
Fair value, available-for-sale securities		1,835,257	1,749,434
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	849,595	778,088
Gross unrealized gains, available-for-sale securities	[4]	2,595	3,047
Gross unrealized losses, available-for-sale securities	[4]	168	226
Fair value, available-for-sale securities	[4]	¥ 852,022	¥ 780,909

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥504,953 million and ¥61 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019, and ¥40,417 million and ¥0 million, respectively, at March 31, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥246,503 million at March 31, 2019, and ¥271,387 million at March 31, 2020.